Research and Development expenses	12 Months Ended
Dec. 31, 2023
Research and Development expenses
Research and Development expenses

22.Research and Development expenses

Research and development expenses consist primarily of product development, engineering to develop and support our products, testing, consulting services and other costs associated with the next generation of the Genio® system. These expenses primarily include employee compensation, consulting and contractor’s fees and outsourced development expenses.

	For the year ended December 31
(in EUR 000)	2023	2022	2021
Staff costs	13,803	11,074	7,985
Consulting and contractors’ fees	2,762	2,623	1,962
Q&A regulatory	263	263	511
Depreciation and amortization expense	1,314	1,014	952
Travel	1,179	862	455
Manufacturing and outsourced development	6,458	4,986	5,447
Clinical studies	4,929	8,568	3,923
Other expenses	1,674	1,618	1,018
IP costs	941	440	1,054
IT	1,802	—	—
Capitalized costs	(8,474)	(15,587)	(10,963)
Total research and development expenses	26,651	15,861	12,344

Before capitalization of €8.5 million for the year ended December 31, 2023 and €15.6 million for the year ended December 31, 2022, research and development expenses increased by €3.7 million or 11.7 % from €31.4 million for the year ended December 31, 2022, to €35.1 million for the year ended December 31, 2023, due to the combined effect of higher manufacturing and R&D activities and clinical expenses. This increase is mainly in staff and consulting costs and in manufacturing and outsourced development to support those activities, this increase was partly offset by a decrease in clinical study activities due to Dream Study. The IT costs amounting to €1.8 million consist of €1.6 million related to the start of a new ERP implementation.

Before capitalization of €15.6 million for the year ended December 31, 2022 and €11.0 million for the year ended December 31, 2021, research and development expenses increased by €8.1 million or 34.9 % from €23.3 million for the year ended December 31, 2021, to €31.4 million for the year ended December 31, 2022, due to the combined effect of higher clinical and R&D activities and manufacturing expenses. This increase is mainly in staff and consulting costs to support those activities. This was offset by a decrease in patent fees and related expenses due to the payment for in-licensing agreement with Vanderbilt University during 2021.